Exhibit 99.15

Loan #	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
300008342	DTI	33.22	33.2	1008 DTI 33.32% other debt 1292 audit other debt 1294.01
300008635	DTI	29.17	30.72	1008 DTI 30.541% taxes $390.61 vs $114.40 debts $1626 vs $1520 negative rent $1248 vs $1560.10
300008635	CLTV	61	79.75	$488,000 (1st lien) + $150,000 (2nd lien) /$800,000 = 79.75%
110748760	Loan Purpose	Refi Rate/Term	Refi Cash Out	Borrower Receiving > 2% or $2,000
110748760	DTI	40	25.01	Lender 1008 DTI 25.01% matches Audit DTI of 25.01% unable to determine tape value source
110863621	DTI	34.75	34.57	1008 = 34.97% Lender included a $79/mo payment on an old medical collection account with balance of $86 not included in audit.. Unable to determine source of tape value.
300011816	DTI	40.1	40.54	Lender 1008 DTI 40.54% matches Audit DTI of 40.54%
300007878	Appraised Value	734820	735000	Value Pulled From Appraisal In File
300007878	Sales Price	734820	734860	Sales Price Verified on HUD-1
300007878	CLTV	80	89.99	$587,850 (1st lien) + $73450 (2nd lien) /$734,860 = 89.99%
300007878	DTI	22.84	29.6	1008 DTI 29.946% debts $867 vs $803 from 03/27/2015 credit report
300007878	Original Balance	587856	587850	Note reflects $587,850
300008251	Appraised Value	607500	606000	Value Pulled From Appraisal In File
300008251	Second Mortgage Lien Amount	60680	59339	2nd lien recorded mortgage provided verifying max line of $59,339
300008251	Original Balance	486000	484500	Balance taken from Note
300008251	Sales Price	607500	606000	Sales Price Verified on HUD-1
300008251	LTV	80	79.95	$484,500 first lien amount / $606,000 value = 79.95% LTV
300008251	CLTV	89.98	89.74	$484,500 first lien amount + $59,339 second lien amount = $543,839 / $606,000 value = 89.74% CLTV
300008251	DTI	33.8	36.55	1008 DTI 36.56 VS. Audit DTI 36.55 = rounding
300008225	Appraised Value	645750	647000	Tape Value is Equal to Sales Price
300008225	DTI	35.23	40.54	Loan Approval : 41.607% DTI Property taxes over estimated
300008344	DTI	9.8	27.77	1008 DTI 27.93% using monthly hazard premium of $50 vs Audit DTI =27.77% using hazard insurance monthly amount of $28.
300008672	DTI	37.31	34.97	Lender 1008 DTI 34.974% matches Audit DTI of 34.97%
300008672	CLTV	88.85	89.99	$628,000 first lien amount + $78,400 second lien amount = $706,400/ $785,000 value = 89.99% CLTV
300008672	LTV	78.99	80	$628,000/ $785,000 = 80.00% LTV
300008672	Sales Price	795000	785000	Sales Price Verified on Sales Contract
300011179	Appraised Value	751500	755000	Tape Value is Equal to Sales Price
300011179	FICO	773	778	Lowest middle score of both borrowers from 04/15/2015 report
300011179	DTI	32.99	33.8	Lender 1008 DTI 33.794% vs Audit DTI 33.80% difference due to Lender used a payment of $2283 on OREO property vs Audit used $2284.97 to qualify.
300005312	Appraised Value	680000	690000	Value Pulled From Appraisal In File
300005312	Original Balance	544000	552000	Balance taken from Note.
300005312	DTI	40	29.38
Final figures on 1008 show UW increased DTI to 20.39% w/ other debt of $2976.84 however that # does not add up to the info on the Final 1003. Audit debt of $$5747.07 include 30 day account shown as revolving on the credit report not included in the 1003 debt.

300005137	DTI	40	37.89	Audit used debts shown on credit. Credit report reflected account balance and payment lower than Lender used. $195.
300007741	Appraised Value	1025000	1100000	Tape Value is Equal to Sales Price
300007741	Property Type	Single Family Detached	PUD	PUD Rider In File
300007741	DTI	40	35.25	1008 DTI 35.73% taxes $1633.52 vs $1596.00
110742733	Interest Rate	4.5	4.375	Note reflects 4.375%
110742733	DTI	42.8	42.91	1008 DTI = 42.7637. Audit DTI= 42.91. Lender rental income <62.00> vs audit rental income <82>.
300013623	Loan Purpose	Refi Rate/Term	Refi Cash Out	Lender verified that the loan is a cash out transaction, a revised 1008 and 1003 were provided verifying a cash out transaction.
300013623	DTI	42.85	42.73	1008 DTI 42.8509% debts $1498 vs $1474 from 02/11/15 report
300005063	Appraised Value	1335000	1510000	Value Pulled From Appraisal In File
300005063	CLTV	41.4	36.61	$552,800 loan amount divided by $1,510,000 appraised value = 36.61% LTV/CLTV
300005063	LTV	41.4	36.61	$552,800 loan amount divided by $1,510,000 appraised value = 36.61% LTV/CLTV
300005063	DTI	12.8	10.39	10.39% matches lenders 1008
300005063	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
300005702	DTI	34.67	34.46	Audit reflects insurance escrow slighty higer; 1008 DTI = 34.30%
300005733	Appraised Value	675000	695000	Value Pulled From Appraisal In File
300005733	CLTV	79.58	77.29	537200/695000=77.29%
300005733	LTV	79.58	77.29	537200/695000=77.29%
300005733	DTI	16.04	19.36	Lender 1008 DTI 19.36% matches Audit DTI of 19.36%
300005758	Appraised Value	1125000	1300000	Value Pulled From Appraisal In File
300005758	DTI	36.22	38.94	Audit DTI 38.94 vs 38.4 per 1008, difference due to slight change in T&I for REO.
300005758	LTV	73.06	63.23	822000/1300000=63.23
300005758	CLTV	73.06	63.23	822000/1300000=63.23
300005758	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
300006932	Appraised Value	1002000	990000	Value Pulled From Appraisal In File
300006932	Property Type	Single Family Detached	PUD	Appraisal Reflects PUD
300006932	Original Balance	751500	742500	Loan amount verified on note
300006932	DTI	15.79	13.66	1008 DTI 13.85% taxes $1323.67 vs $1389.89 B2 income $56881.08 vs $56802.07 B1 Income $-10,321.25 vs $-11,511.75
300006932	Sales Price	1002000	994500	Sales Price Verified on Sales Contract
300007883	Appraised Value	1114349	1090089
The CO has been issued, however the extensive exterior landscaping including driveway, other concrete flat work and planting/patios have been delayed due to seasonal weather.  The cost to complete the exterior landscaping is budgeted at $79,911.14.  The "as is" value without the finished landscaping would be $1,090,089.   For underwriting purposes, the LTV was based on the value of $1,090,089.

300007883	Original Balance	880000	730000	balance taken from note
300007883	DTI	34.22	20.21	1008 DTI 16.8% using total income of $41,663.98 vs $35,709.86 total income used by audit.
300007883	LTV	78.96	66.97
The CO has been issued, however the extensive exterior landscaping including driveway, other concrete flat work and planting/patios have been delayed due to seasonal weather.  The cost to complete the exterior landscaping is budgeted at $79,911.14.  The "as is" value without the finished landscaping would be $1,090,089.   For underwriting purposes, the LTV was based on the value of $1,090,089.  ($730,000 loan amount / $1,090,089 value = 66.97% LTV/ CLTV)

300007883	CLTV	78.96	66.97
The CO has been issued, however the extensive exterior landscaping including driveway, other concrete flat work and planting/patios have been delayed due to seasonal weather.  The cost to complete the exterior landscaping is budgeted at $79,911.14.  The "as is" value without the finished landscaping would be $1,090,089.   For underwriting purposes, the LTV was based on the value of $1,090,089.  ($730,000 loan amount / $1,090,089 value = 66.97% LTV/ CLTV)

300007069	Appraised Value	1039000	1040000	Value Pulled From Appraisal In File
300007069	DTI	29.28	31	1008 DTI 29.88% HOA dues of $33.33 not included by lender, debts $3601 vs 3457 departing $1381 vs $2130.93
300008975	Sales Price	897250	895310	Sales Price Verified on Sales Contract
300008975	DTI	31.48	33.49	1008 DTI 34.57% negative rental $2335 vs $1862.69
300008975	LTV	79.91	79.97	$716,000/$895,310 = 79.97% LTV/CLTV
300008975	CLTV	79.91	79.97	$716,000/$895,310 = 79.97% LTV/CLTV
300008975	Original Balance	717000	716000	Note reflects $716,000
300008975	Property Type	Single Family Detached	PUD	PUD Rider In File
110825945	DTI	15.2	13.97	Audit reflects mthly taxes $582.08 vs $1,188.15 mthly taxes per 1008. (1008) 7523.17 / 49,506 = 15.1965% vs audit 6,917.09/49,506 = 13.97%
300008440	DTI	37.81	37.27	37.809% per 1008. Updated credit report reflected lower payments on two revolving accounts: $312.00 compared to $389.00 andi $41.00 compared to $83.00
300008435	DTI	34.92	35.66	Lender 1008 DTI 34.919% vs Audit 35.66. Difference due to lender used monthly rental income of $3075 vs Audit used $2297.99
300008429	DTI	33.99	32.8	Audit reflects REO T&I as $235.69 mo per documentation provided vs $732.90
300008428	DTI	38.19	38.17	Lender 1008 DTI 38.187% vs Audit 38.17%. Difference due to lender used Liabilities to qualify $4784 vs Audit $4779.32
300008426	DTI	30.66	27.44	1008 DTI 30.644% PITIA $4584.81 vs $4160.81
300008425	DTI	39.53	38.04	1008 DTI = 34.07%, Audit DTI = 38.04% DTI variance due to difference in monthly debt Audit used $8,872 vs $6,647 used by lender on the 1008. Audit unable to determine source of 39.53% DTI.
300008424	DTI	29.05	28.34	Lender calculated taxes and insurance for rental property at a higher amount than docs in file
300008422	Self Employed	No	Yes	borrower owns 25% of the business
300008422	DTI	22.67	19.91	22.665% Per 1008. The income for the borrower was not included on the 1008 in the amount of $8,537.62.
300008421	DTI	39.27	39.2	Lender DTI per 1008 39.27% vs Audit 39.20%. Difference due to Audit total liabilities used to qualify was $2688.88 vs Lender used $2700.46.
300008420	DTI	34.13	32.77	Lender calcualted $250 in MI that was not present on the loan at closing.
300008419	DTI	40.99	41.18	1008 DTI 40.991%income $14,932 vs $14721.45 negative rent $1598.09 vs $1595.16 debt $146 vs $92 from updated credit report
300008417	DTI	19.25	18.79	1008 DTI = 19.24% , Audit DTI = 18.79% , DTI variance due to difference in revolving debt lender used $281 for a credit card account payment vs $45 per most recent credit report.
300008415	DTI	28.23	35.25	Audit value reflects DTI with no REO income, no lease provided
300008415	Property Type	Single Family Attached	2 Family	Appraisal Reflects 2 Unit
300008414	Self Employed	Yes	No	borrower is not considered self-employed as per VVOE, borrower only has 20% ownership.
300008414	Property Type	Single Family Detached	Single Family Attached	Appraisal Reflects SFA
300008414	DTI	38.19	30.11	Audit Verified Lender Duplicated Primary residence payment in DTI calculation.
300008413	DTI	23.35	22.8	23.345% per 1008. H/O insurance per declaration 361.00 compard to lender $310.88. Taxes $470.16 compared to lender $411.83.
300008412	DTI	40.64	41.32	lender used higher base income than audit
300008407	DTI	42.01	36.66
1008 DTI = 42.009%, Audit DTI = 36.66% ,  Audit calculated co-borrower's income at $1600 vs $1365 used by the lender, also audit included net rental income of $821 which was also reflected on the final 1003 - but was not included on the 1008.

300008405	DTI	37.44	36.14
37.439% per 1008. Hazard insurance per declaration in file is $423.11 compared to lender $250.00. Taxes of $407.54 compared to lender $411.54. HOA dues monthly of $8.33. Other monthly debt per CBR and child support $1520.70 compared to lender $1,242.00.

300008404	DTI	31.68	32.5
Lender 1008 DTI 31.682 with qualifying monthly income listed as $21,859 vs final 1003 has different income listed in the amount of $21,302.66.  Audit concurs with income listed on final 1003 in the amount of $21,302.66 monthly, therefore DTI is now 32.50%

300008403	DTI	29	28.79	1008 DTI = 28.997% , Audit DTI = 28.79% DTI variance due to difference in revolving debt.
300008401	DTI	28.68	28.57	Audit reflects taxes of $2,521.44 vs $2,849.82 per 1008; and audit income of $63,400.74 vs $63,498.17 per 1008.
300008396	DTI	17.02	16.99	Lender 1008 DTI 17.02% vs Audit 16.99% DTI. Difference due to lender used income to qualify $23,333 vs Audit used monthly income of $23,375
300008391	DTI	42.37	41.41	1008 DTI 42.365% other debt of $565 and taxes $626. Audit other debt $557 and taxes $545.75.
300008390	DTI	24.82	25.05
24.815% per 1008.24.815% per 1008. Rental income per leases in file @ 75%, $2,775.00 + $1,125.00. Audit review of free & clear rental property HOA reflects $234 per month versus lender amount of $297.10 and Hazard Insurance for other rental property reflects $888yr/$74 per month versus lender amount of $77.98. Monthly taxes on the subject property per Schedule B  $454.36 compared to lender  $901.05.

300008388	Appraised Value	2588000	2590000	Value Pulled From Appraisal In File
300008388	DTI	30.12	30.81	DTI variance due to difference in revolving debt.
300008388	Property City	Per data tape	Per Note	Taken from Note.
300008384	DTI	39.3	39.7	1008 DTI 32.297% ins $99.41 vs $110.71 debts $536 vs $510.20 income from final 1003 $15194.58 vs income from 1008 $15388.91
300008383	DTI	42.84	42.31
Lender 1008 DTI 42.837% vs Audit 42.31%.  Difference due to Audit used income for Co-Borrower $726.51 vs Lender used income $719.63 and monthly property taxes used to qualify Lender used $1380.21 vs Audit used $1300.21 to qualify

300008382	DTI	22.71	21.23	22.706% per 1008 in file. Total other monthly debt per CBR in file is $,1418.00 compared to lender $1,844.00.
300008381	DTI	37.14	33.39	Audit verified PITI:$6397.94 vs Lender PITI:$7475.35
300008378	DTI	42.41	40.55
42.407% per 1008.Hazard insurance per declaration in file is $131.58 per month compard to lender $372.91.  Audit income was less than Lenders. B1 $17,525.22 compared to lender $18,614.00. B2:$ 644.03 compared to lender $659.00

300008377	Self Employed	No	Yes	Documents reflect self employed.
300008377	DTI	18.34	19.52	18.343% per 1008. Monthly taxes $714.00 per Property Tax payment inquiry and LA Tax Cert. in file compared to lender's $1234.80.
300008376	DTI	40.67	38.47	40.66% per 1008. Annual real estate tax from Sched. B of the preliminary title is $839.96. Lender used $1,196.09
300008376	Sales Price	1200000	1199000	Sales Price Verified on HUD-1
300008371	DTI	42.23	41.73	Income, PITI, other debt and neg rent match the final 1003.
300008370	DTI	37.73	32.42	Conservative calculation method used by lender. Audit verified $$22,219.19 vs lender $19,653.00
300008368	Self Employed	No	Yes	Borrowers are self-employed per documents in file.
300008368	DTI	42.43	41.75	Audit taxes per month $742.49 vs $916.67 per 1008/1003. Verifed with title and appraisal.
300008366	DTI	36.27	37.1	Audit taxes reflects higher at $1,458.33 vs $1,255.21 per 1008.
300008365	DTI	35.61	34.47	35.607% Per 1008. Taxes from Sch. B $488.91 compared to lender $578.33.
300008364	DTI	31.86	33.94	31.862% per 1008. Real estate taxes per Tax Cert. in file $1818.49. Schedule B from the Preliminary Title $10,864.43 Semi Annual or $1,810.73. Lender used $1,302.08.
300008363	DTI	41.5	42.54	41.335% per 1008. REO net rental loss ($1,362.65) per documentation in the file. Lender had ($1,178.00).
300008361	DTI	35.8	34.33	1008 DTI 35.795% debts $1956 vs $1350 from updated credit report of 12/15/2014
300008358	DTI	36.99	36.45	1008 DTI 36.990% taxes $1510.42 vs $1447.04
300008356	DTI	41.11	42.09	The lender failed to include the homeowners insurance amount of $109.32 in the PITI on the 1008
300000300	Appraised Value	969605	970000	Value Pulled From Appraisal In File
300000305	DTI	17.88	15.97	Per data in file.
300000304	DTI	27.34	30.39	Lender 1008 has a DTI of 27.338% vs Audit DTI of 30.39%. Difference appears to be from the Lender not accounting for the full PITI payment on the OREO properties.
300000312	DTI	27.88	32.9	Lender 1008 DTI 27.882% vs Audit DTI of 32.90%. Difference due to appears Lender did not count one of the PITI payments on one of the OREO properties in the amount of $1063.57
300000309	DTI	40.49	38.81	UW used incorrect amounts for insurance and taxes
300000297	DTI	26.43	25.97	< 2% variance
300000315	DTI	41.24	41.22	1008 DTI 41.238% debt $2272 vs $2286
300000306	DTI	18.71	25.12
Lender 1008 DTI 18.70%, however  Lender's income used on this 1008 was $29,279.44.   Income used on Lenders final 1003 was $21,799.50.  Audit concurs with Lenders income used on Final 1003.  Final DTI 25.12% with income used from the Fianl 1003.

300000289	DTI	30.02	26.77
Lender 1008 DTI 30.015% vs Audit DTI 26.77%.  Difference due to Lender using $770.83 for property taxes vs $451.08 used by Audit (taxes pulled from appraisal).  Also Lender used Liabilities $778 vs Audit used $614 (liabilities pulled from credit report)

300000287	DTI	35.66	35.54	1008 DTI 35.658 ins $117.86 vs $115.77 debt $1194 vs $1158 10/20 credit report
300000327	Loan Purpose	Refi Rate/Term	Refi Cash Out	Borrower Receiving > 2% or $2,000
300000327	Second Mortgage Lien Amount	100027.5	100000	per info in file.
300000319	DTI	32.54	39.14	Used 2106 expenses and PITIA on RE owned
300000319	Property Type	Single Family Detached	Single Family Attached	Appraisal Reflects SFA
300000324	DTI	36.27	36.35	Difference is property taxes
300000295	DTI	37.05	35.97	Tape 37.050 VS Audit 35.97 real estate taxes $1125 vs $ 765
300000308	DTI	40.28	40.02	All debts included.
300000301	FICO	709	705	705 mid per CBR
300000303	DTI	21.6	21.41	per debt in file
300000328	DTI	30.63	40.04	Lender 1008 DTI 30.63% vs Audit 40.04%. Difference due to Lender qualifying payment on OREO property was $1955 vs Audit calculated payment of $2920.78 used
300000301	DTI	34.21	33.73	33.73 audit value
300000292	DTI	30.49	29.03	taxes per tax bill are less than 1003 and 30 day account payment not included in audit, audit deducted from assets.
300000332	DTI	30.63	30.67	Slight difference in DTI.
300000338	DTI	41.41	40.34	Audit income calculation was lower than Lender .
300000322	DTI	32.46	31.63	UW's property taxes higher while 1008 does not match tax statement.
300000310	DTI	31.17	28.73	Lender 1008 DTI 31.17% vs Audit 28.73%. Difference due to Audit using qualifying income of $22,769.57 vs Lender income of $15,790.63
300000307	DTI	42.73	41.83	1008 DTI 42.73% presernt housing payment $2511 vs 3584.71 debts $4924 vs $3808.94
300000326	DTI	29.76	26.41	Lender 1008 DTI 29.76% vs Audit DTI of 26.41%. Difference due to subject property actual HOA fees per the appraisal is $445 vs lender used $740
300000300	Zip Code	Per data tape	Per Note	Zip Code Pulled From Note
300000300	DTI	22.47	23.12	UW did not include payment for current residence
300000286	DTI	31.6	33.43	Per approval
300000323	DTI	39.19	38.98	Debt per credit supplimental.
300000318	DTI	41.07	41.02	Due to the slightly lower income for the Co-Borrower
300000311	DTI	27.36	26.75	All debts included.
300005539	Appraised Value	800000	640000	Value Pulled From Appraisal In File
300005536	Appraised Value	789000	850000	Value Pulled From Appraisal In File
300005572	DTI	39.59	27.43	27.43% due to borrowers sold departing property
300005509	DTI	31.35	31.98	Audit net negative rental income a bit lower
300005524	DTI	40.37	36.62	1008 DTI 40.368% taxes $952 vs $829.80 debts $4516.88 vs $3751.35
300005458	DTI	32.79	42.46	audit difference due to exclusion of vacation rental. Lease/rental agreements could not be supplied.
300005514	DTI	35.06	34.89	35.056% per 1008.
300005539	DTI	39.02	39.25	39.021% per 1008.
300005548	DTI	38.5	27.73	Difference in income calculation due to the draw for business shown on page 430
300005549	DTI	38.78	38.72	DTI difference rounding
300005571	DTI	17.04	16.88	1008 DTI 17.143% debts $414 vs $351 from 10/30/2014 report
300005559	DTI	18.86	18.72	Audit reflects updated credit report with slightly different balances.
300005531	DTI	34.79	35.61	DTI within Guidelines
300005463	DTI	35.44	34.7	Audit value within acceptable margin
300005529	DTI	27.83	27.89	DTI within Guidelines
300005562	DTI	42.98	42.93	Audit included PITIA departing residence to match DTI
300005466	DTI	42.89	41.85	Lender added Taxes & Ins for rental property, documention reflected it is included in Mortgage Payment.
300005551	DTI	25.93	25.82	audit is 25.82%
300005504	DTI	38.03	37.03	1008 DTI 38.032% debts $1434.85 vs $1256
300005498	DTI	25.81	25.85	Audit DTI 25.80
300005537	DTI	39.1	39.17	1008 DTI = 39.10
300005511	DTI	29.94	28.93	1008 DTI 29.935% ins $250.00 vs $244.83 debts $12465.00 vs $11716.82
300005556	DTI	40.16	40.44	40.163% per 1008.
300005457	DTI	36.03	36.24	Hazard insurance was higher than estimated
300005515	DTI	37.23	35.18	Lender included PITIA for departing residence, Audit did not include the PITIA for departing residence as residence is sold.
300005567	DTI	40.7	31.56
Diference in Lender DTI vs. Opus Audit is due to the way Opus calculates the REO section. Opus accounts for all properties owned not just the 2nd homes and rental properties.  Lender accounted the departing property in the DTI seperate and gave rental income of $2407.  Opus counted negative rental income of (-$345.40) in the DTI and did not give in rental income.

300005545	DTI	26.38	25.61	1008 DTI 26.379% debta $913 vs $760 from 11/20/14 report
300005495	DTI	35.27	35.15	1008 DTI = 35.13%
300005560	DTI	17.71	15.13	Used most recent 2 years of income for borrower
300005525	DTI	35.47	34.92	1008 DTI = 35.47%
300005465	Property Type	Single Family Detached	Semi-detached	appraisal reflects semi-detached / end unit.
300005468	DTI	42.23	38.32	Audit calculated lower tax payment for subject property in the amount of $870.83 vs $1369.79 lender used.
300005470	DTI	36.74	36.64	36.73% per 1008.